Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Invested Based on:
Performance Year	Summary Compensation Table Total for Principal Executive Officer(1)	Compensation Actually Paid to Principal Executive Officer(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)	Total Shareholder Return(2)	Peer Group Total Shareholder Return(2)	Net Income (Loss) ($ in thousands)	Company-Selected Measure —Adjusted Net Revenue ($ in thousands)
2025	$30,275,733	$149,095,531	$5,136,440	$27,253,054	116	175	$481,320	$3,591,411
2024	28,072,183	64,579,825	7,423,306	15,505,155	68	145	498,665	2,606,170
2023	18,263,886	71,327,408	5,314,098	13,499,433	44	112	(300,742)	2,073,940
2022	12,893,293	(121,490,627)	10,363,699	(25,896,259)	20	77	(320,407)	1,540,492
2021	102,998,110	119,107,305	19,026,864	20,461,726	70	114	(483,937)	1,010,325

Named Executive Officers, Footnote	Mr. Noto is represented as the principal executive officer (“PEO”) for each of the performance years presented. For the 2025 performance year, the non-PEO named executive officers (“non-PEO NEOs”) include Messrs. Lapointe, Pinto, Rishel, and White, and Dr. Keough. For the 2024 performance year, the non-PEO NEOs include Messrs. Lapointe, Pinto, Schuppenhauer, and Stephen Simcock. For the 2023 performance year, the non-PEO NEOs include Messrs. Lapointe, Chad Borton, White, and Aaron Webster. For the 2022 performance year, the non-PEO NEOs include Messrs. Lapointe, Borton, Webster, and Rishel, and Ms. Michelle Gill. For the 2021 performance year, the non-PEO NEOs include Messrs. Lapointe and White, and Mses. Gill and Jennifer Nuckles.
Peer Group Issuers, Footnote	TSR is cumulative for the performance periods beginning on June 1, 2021 (the date our Common Stock commenced trading on Nasdaq) and ending on the last day in 2025, 2024, 2023, 2022 and 2021, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the Nasdaq Composite index for the years disclosed in the table. No information is provided for 2020, as Social Finance common stock was not publicly traded.
PEO Total Compensation Amount	$ 30,275,733	$ 28,072,183	$ 18,263,886	$ 12,893,293	$ 102,998,110
PEO Actually Paid Compensation Amount	$ 149,095,531	64,579,825	71,327,408	(121,490,627)	119,107,305
Adjustment To PEO Compensation, Footnote
The Compensation Committee does not utilize CAP as the basis for making compensation decisions. The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for non-PEO NEOs for each year represents an average of all non-PEO NEOs. CAP to the PEO and non-PEO NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid(1)
Summary Compensation Table Total	Summary Compensation Table Total(2)	Plus Fair Value of Equity Awards Granted in Covered Year and Unvested at Year End	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	Plus Fair Value of Equity Awards Granted and Vested in Covered Year	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Covered Year	Less Fair Value of Equity Awards Granted in Prior Years and Forfeited in Covered Year(3)	Compensation Actually Paid(4)
2025 - PEO	$30,275,733	$59,120,282	$19,069,651	$1,163,715	$(25,308,941)	$64,775,091	$—	$149,095,531
2025 - Non-PEO NEOs	5,136,440	19,362,821	5,027,979	516,170	(4,152,011)	3,330,365	(1,968,710)	27,253,054
2024 – PEO	28,072,183	40,688,124	17,102,610	4,192,528	(24,132,183)	(1,343,437)	—	64,579,825
2024 – Non-PEO NEOs	7,423,306	12,200,973	1,285,577	1,291,223	(6,603,620)	(92,304)	—	15,505,155
2023 – PEO	18,263,886	15,177,352	38,174,780	4,789,636	(14,196,036)	9,117,790	—	71,327,408
2023 – Non-PEO NEOs	5,314,098	4,320,061	5,182,666	1,363,314	(4,168,098)	1,487,392	—	13,499,433
2022 – PEO	12,893,293	4,684,963	(99,602,444)	—	(9,400,414)	(30,066,025)	—	(121,490,627)
2022 – Non-PEO NEOs	10,363,699	6,032,115	(11,117,288)	927,430	(9,026,274)	(3,934,694)	(19,141,247)	(25,896,259)
2021 – PEO	102,998,110	46,631,650	45,712,042	—	(101,187,079)	24,952,582	—	119,107,305
2021 - Non-PEO NEOs	19,026,864	13,477,008	831,998	2,002,816	(17,674,364)	2,797,404	—	20,461,726
__________________
(1)Fair values are calculated in accordance with ASC 718 as of the end of the respective year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates.
(2)Reflects the total compensation amount for the PEO and average total compensation amount for the non-PEO NEOs as reported in the Summary Compensation Table for each year presented.
(3)Reflects awards that failed to meet vesting conditions during the covered year.
(4)Reflects the actual CAP for the PEO and average CAP for the non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 5,136,440	7,423,306	5,314,098	10,363,699	19,026,864
Non-PEO NEO Average Compensation Actually Paid Amount	$ 27,253,054	15,505,155	13,499,433	(25,896,259)	20,461,726
Adjustment to Non-PEO NEO Compensation Footnote
The Compensation Committee does not utilize CAP as the basis for making compensation decisions. The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for non-PEO NEOs for each year represents an average of all non-PEO NEOs. CAP to the PEO and non-PEO NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid(1)
Summary Compensation Table Total	Summary Compensation Table Total(2)	Plus Fair Value of Equity Awards Granted in Covered Year and Unvested at Year End	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	Plus Fair Value of Equity Awards Granted and Vested in Covered Year	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Covered Year	Less Fair Value of Equity Awards Granted in Prior Years and Forfeited in Covered Year(3)	Compensation Actually Paid(4)
2025 - PEO	$30,275,733	$59,120,282	$19,069,651	$1,163,715	$(25,308,941)	$64,775,091	$—	$149,095,531
2025 - Non-PEO NEOs	5,136,440	19,362,821	5,027,979	516,170	(4,152,011)	3,330,365	(1,968,710)	27,253,054
2024 – PEO	28,072,183	40,688,124	17,102,610	4,192,528	(24,132,183)	(1,343,437)	—	64,579,825
2024 – Non-PEO NEOs	7,423,306	12,200,973	1,285,577	1,291,223	(6,603,620)	(92,304)	—	15,505,155
2023 – PEO	18,263,886	15,177,352	38,174,780	4,789,636	(14,196,036)	9,117,790	—	71,327,408
2023 – Non-PEO NEOs	5,314,098	4,320,061	5,182,666	1,363,314	(4,168,098)	1,487,392	—	13,499,433
2022 – PEO	12,893,293	4,684,963	(99,602,444)	—	(9,400,414)	(30,066,025)	—	(121,490,627)
2022 – Non-PEO NEOs	10,363,699	6,032,115	(11,117,288)	927,430	(9,026,274)	(3,934,694)	(19,141,247)	(25,896,259)
2021 – PEO	102,998,110	46,631,650	45,712,042	—	(101,187,079)	24,952,582	—	119,107,305
2021 - Non-PEO NEOs	19,026,864	13,477,008	831,998	2,002,816	(17,674,364)	2,797,404	—	20,461,726
__________________
(1)Fair values are calculated in accordance with ASC 718 as of the end of the respective year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates.
(2)Reflects the total compensation amount for the PEO and average total compensation amount for the non-PEO NEOs as reported in the Summary Compensation Table for each year presented.
(3)Reflects awards that failed to meet vesting conditions during the covered year.
(4)Reflects the actual CAP for the PEO and average CAP for the non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the CAP to our PEO, the average of the CAP to our non-PEO NEOs and TSR for the Company and the Nasdaq Composite Index, which is cumulative based on the performance of a $100 investment from June 1, 2021 (the date our Common Stock commenced trading on Nasdaq) to December 31, 2025. The graph below shows a connection between compensation actually paid and TSR.

Compensation Actually Paid vs. Net Income	The following graph compares the CAP to our PEO, the average of the CAP to our non-PEO NEOs and the Company’s net income (loss).
Compensation Actually Paid vs. Company Selected Measure	The following graph compares the CAP to our PEO, the average of the CAP to our non-PEO NEOs and the Company’s adjusted net revenue, a non-GAAP measure.
Total Shareholder Return Vs Peer Group
The following graph compares the CAP to our PEO, the average of the CAP to our non-PEO NEOs and TSR for the Company and the Nasdaq Composite Index, which is cumulative based on the performance of a $100 investment from June 1, 2021 (the date our Common Stock commenced trading on Nasdaq) to December 31, 2025. The graph below shows a connection between compensation actually paid and TSR.

Total Shareholder Return Amount	$ 116	68	44	20	70
Peer Group Total Shareholder Return Amount	175	145	112	77	114
Net Income (Loss)	$ 481,320,000	$ 498,665,000	$ (300,742,000)	$ (320,407,000)	$ (483,937,000)
Company Selected Measure Amount	3,591,411,000	2,606,170,000	2,073,940,000	1,540,492,000	1,010,325,000
PEO Name	Mr. Noto
Additional 402(v) Disclosure
Our NEOs’ annual target total direct compensation is heavily weighted towards short and long-term performance. The majority of our NEOs’ annual target total direct compensation is both variable in nature and “at-risk”. Adjusted net revenue is one of the primary measures in our performance-based Annual Cash Bonus Plan. Our long-term incentives are RSUs and PSUs. The compensation actually paid to our NEOs largely reflects the volatility in the Company’s stock price over the period of time covered in the table.
In accordance with Item 402(v) of Regulation S-K, the following are the performance measures, both financial and nonfinancial in nature, that the Company has determined represent the most important performance measures used to link CAP (for both the PEO and the non-PEO NEOs) for the most recent year to Company performance:

Most Important Performance Measures
Adjusted Net Revenue (Company Selected Measure)
Adjusted EBITDA
New Members
Absolute Growth in Tangible Book Value
Return on Tangible Equity
Total Risk-Weighted Capital Ratio
Adjusted net revenue (financial performance measure and Company-selected measure)
Adjusted net revenue is a non-GAAP measure. Adjusted net revenue is defined as total net revenue, adjusted to exclude the fair value changes in servicing rights and residual interests classified as debt due to valuation inputs and assumptions changes, which relate only to our Lending segment, as well as gains and losses on extinguishment of debt. We adjust total net revenue to exclude these items, as they are non-cash charges that are not realized during the period or not indicative of our core operating performance, and therefore positive or negative changes do not impact the cash available to fund our operations. Management believes this measure is useful because it enables management and investors to assess our underlying operating performance and cash available to fund our operations. In addition, management uses this measure to better decide on the proper expenses to authorize for each of our operating segments, to ultimately help achieve target contribution profit margins.
Refer to Appendix A for an additional discussion of adjusted net revenue, as well as a reconciliation to the most directly comparable GAAP measure.
Adjusted EBITDA (financial performance measure)
Adjusted EBITDA is a non-GAAP measure. Adjusted EBITDA is defined as net income, adjusted to exclude, as applicable: (i) corporate borrowing-based interest expense (our adjusted EBITDA measure is not adjusted for warehouse or securitization-based interest expense, nor deposit interest expense and finance lease liability interest expense, as these are direct operating expenses), (ii) income tax expense (benefit), (iii) depreciation and amortization, (iv) share-based expense (inclusive of equity-based payments to non-employees), (v) restructuring charges, (vi) impairment expense (inclusive of goodwill impairments and property, equipment and software abandonments), (vii) transaction-related expenses, (viii) foreign currency impacts related to operations in highly inflationary countries, (ix) fair value changes in each of servicing rights and residual interests classified as debt due to valuation assumptions, (x) gain on extinguishment of debt, and (xi) other charges, as appropriate, that are not expected to recur and are not indicative of our core operating performance.
Management believes adjusted EBITDA is a useful measure for period-over-period comparisons of our business. This measure enables management and investors to assess our core operating performance or results of operations by removing the effects of certain non-cash items and charges, as well as the impact of changes in volume over periods as applicable. In addition, management uses this measure to help evaluate cash flows generated from operations and the extent of additional capital, if any, required to invest in strategic initiatives.
Refer to Appendix A for an additional discussion of adjusted EBITDA, as well as a reconciliation to the most directly comparable GAAP measure.
New Members (non-financial performance measure)
We refer to our customers as “members”. We define a member as someone who has a lending relationship with us through origination and/or ongoing servicing, opened a financial services account, linked an external account to our platform or signed up for our credit score monitoring service. Our members have access to our CFPs, our member events, our content, educational material, news, and our tools and calculators, which are provided at no cost to the member. We view members as an indication not only of the size and a measurement of growth of our business, but also as a measure of the significant value of the data we have collected over time.
Once someone becomes a member, they are always considered a member unless they are removed in accordance with our terms of service, in which case, we adjust our total number of members. This could occur for a variety of reasons—including fraud or pursuant to certain legal processes—and, as our terms of service evolve together with our business practices, product offerings and applicable regulations, our grounds for removing members from our total member count could change. The determination that a member should be removed in accordance with our terms of service is subject to an evaluation process, following the completion, and based on the results, of which, relevant members and their associated products are removed from our total member count in the period in which such evaluation process concludes. However, depending on the length of the evaluation process, that removal may not take place in the same period in which the member was added to our member count or the same period in which the circumstances leading to their removal occurred. For this reason, our total member count may not yet reflect adjustments that may be made once ongoing evaluation processes, if any, conclude. Beginning in the first quarter of 2024, we aligned our methodology for calculating member and product metrics with our member and product definitions to include co-borrowers, co-signers, and joint- and co-account holders, as applicable. Quarterly amounts for prior periods were determined to be immaterial and were not recast.
Our “new member” metric for the relevant period reflect actual growth or declines in members that occurred in that period whereas the total number of members reflects not only the growth or decline of that metric in the current period but also additions or deletions due to prior period factors, if any.
Absolute Growth in Tangible Book Value (financial performance measure)
Absolute Growth in Tangible Book Value means the growth of the Company’s Tangible Book Value, defined as the dollar amount representing the Company’s aggregate assets less the Company’s aggregate liabilities as set forth in the Company’s most recent audited financial statements, measured over the performance period, as defined in the individual award agreement, excluding the effects of any capital raises, acquisitions, intangible value and goodwill.
Return on Tangible Equity (financial performance measure)
Return on tangible equity is defined as the Company’s net income (loss), adjusted to exclude certain items that are not expected to recur and are not indicative of our core operating performance, divided by average stockholders’ equity, adjusted to exclude the effects of capital raises, intangible value, and goodwill.
Total Risk-Weighted Capital Ratio (financial performance measure)
Total Risk Weighted Capital Ratio is the ratio of the Company’s total capital divided by its risk-weighted assets, in each case, in accordance with the Basel Committee on Banking Supervision standardized approach for U.S. banking organizations (U.S. Basel III) and as set forth in the Company’s most recent audited financial statements.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted net revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	New Members
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute Growth in Tangible Book Value
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Tangible Equity
Measure:: 6
Pay vs Performance Disclosure
Name	Total Risk-Weighted Capital Ratio
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 59,120,282	$ 40,688,124	$ 15,177,352	$ 4,684,963	$ 46,631,650
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,069,651	17,102,610	38,174,780	(99,602,444)	45,712,042
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,163,715	4,192,528	4,789,636	0	0
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,308,941)	(24,132,183)	(14,196,036)	(9,400,414)	(101,187,079)
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,775,091	(1,343,437)	9,117,790	(30,066,025)	24,952,582
PEO | Equity Awards Granted In Prior Years, Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,362,821	12,200,973	4,320,061	6,032,115	13,477,008
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,027,979	1,285,577	5,182,666	(11,117,288)	831,998
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516,170	1,291,223	1,363,314	927,430	2,002,816
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,152,011)	(6,603,620)	(4,168,098)	(9,026,274)	(17,674,364)
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,330,365	(92,304)	1,487,392	(3,934,694)	2,797,404
Non-PEO NEO | Equity Awards Granted In Prior Years, Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,968,710)	$ 0	$ 0	$ (19,141,247)	$ 0